Related Party Transactions (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Related party transactions
Schedule of significant related parties and their relationships with the Company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the Group

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Transactions with SINA
Revenue billed through SINA	$23,712	$24,586
Revenue from services provided to SINA	11,534	11,707
Total	$35,246	$36,293

Costs and expenses allocated from SINA(1)	$23,129	$18,603
Interest income on loans to SINA	$4,936	$9,995

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$63,313	$73,266
Advertising and marketing revenues from Alibaba – as an agent	$9,229	$36,652
Services provided by Alibaba	$26,400	$21,504
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed $20.1 million and $21.9 million for other costs and expenses incurred by Weibo but paid by SINA for the six months ended June 30, 2020 and 2021, respectively. During the six months ended June 30, 2020 and 2021, Weibo allocated $3.0 million and $1.5 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Transactions with SINA
Revenue billed through SINA	$29,233	$46,374
Revenue from services provided to SINA	15,541	21,199
Total	$44,774	$67,573

Costs and expenses allocated from SINA(1)	$29,126	$28,796
Interest income on loans to SINA	$8,647	$13,985

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$92,468	$94,068
Advertising and marketing revenues from Alibaba – as an agent	$20,438	$40,824
Services provided by Alibaba	$39,634	$33,462
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed $32.9 million and $35.5 million for other costs and expenses incurred by Weibo but paid by SINA for the nine months ended September 30, 2020 and 2021, respectively. During the nine months ended September 30, 2020 and 2021, Weibo allocated $5.7 million and $2.2 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

Schedule of related party outstanding balance

	As of
	December 31,	June 30,
	2020	2021

	(In thousands)
Amount due from SINA(2)	$548,900	$498,618
Accounts receivable due from Alibaba	$135,321	$122,991

Loans to and interest receivable(3)(4)
- Company A (an investee in e-commerce business)	$79,762	$18,546
- Company B (an investee providing social and new media marketing services)	21,771	15,056
- Company C (an investee providing online brokerage services)	41,205	270,898
- Others	15,884	32,058
Total	$158,622	$336,558
(2)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. These balances are trade in nature. As of December 31, 2020, and June 30, 2021, the amount due from SINA also included loans to and interest receivable from SINA of $547.9 million and $480.7 million at an annual interest rate ranging from 1.0% to 4.5% of maturity within one year, respectively, which are non-trade in nature.
(3)	The annual interest rates of the loans were ranging from 3.5% to 10% (interest free for Company B) and the maturities of all loans were within one year at both dates. These balances are non-trade in nature.
(4)	The Group assessed the collectability of outstanding loans at least on annual basis or whenever impairment indicators noted. For the year ended December 31, 2020, the Group recognized $82.2 million impairment charges on loans to and interest receivable from other related parties due to their unsatisfied financial performance and decline in forecasted revenues. For the six months ended June 30, 2021, the Group didn’t recognize any impairment charges on Loans to and interest receivable from other related parties.

	As of
	December 31,	September 30,
	2020	2021

	(In thousands)
Amount due from SINA(2)	$548,900	$515,534
Accounts receivable due from Alibaba	$135,321	$98,262

Loans to and interest receivable(3)(4)
- Company A (an investee in e-commerce business)	$79,762	$—
- Company B (an investee providing social and new media marketing services)	21,771	15,082
- Company C (an investee providing online brokerage services)	41,205	231,304
- Others	15,884	37,518
Total	$158,622	$283,904
(2)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2020 and September 30, 2021, the amount due from SINA also included loans to and interest receivable from SINA of $547.9 million and $487.9 million at an annual interest rate ranging from 1.0% to 4.5% of maturity within one year, respectively.
(3)	The annual interest rates of the loans were ranging from 3.5% to 10.0% (interest free for Company B) and the maturities of all loans were within one year at both dates.
(4)	The Group assessed the collectability of outstanding loans at least on annual basis or whenever impairment indicators noted. For the nine months ended September 30, 2020 and 2021, the Group recognized $50.2 million and nil impairment charges on loans to and interest receivable from other related parties, respectively.

SINA (Note 10)
Related party transactions
Schedule of significant related party transactions with the Group

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Transactions with SINA
Advertising and marketing revenues	$27,624	$30,931
Value-added services revenues	7,622	5,362
Total	$35,246	$36,293

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Transactions with SINA
Advertising and marketing revenues	$34,149	$58,178
Value-added services revenues	10,625	9,395
Total	$44,774	$67,573